Investment properties	12 Months Ended
Jun. 30, 2018
Investment Properties
Investment properties

9.

Investment properties

Changes in the Group’s investment properties according to the fair value hierarchy for the years ended June 30, 2018 and 2017 were as follows:

	06.30.18		06.30.17
	Level 2	Level 3	Level 2	Level 3
Fair value at the beginning of the year	8,394	91,795	6,396	76,109
Reclassifications of previous periods	-	-	-	(224)
Currency translation adjustment	265	40,041	18	10,494
Additions	1,335	1,954	591	2,059
Additions of capitalized leasing costs	5	13	22	1
Depreciation of capitalized leasing costs (i)	(3)	(2)	-	(1)
Reclassification to assets held for sale	-	(521)	-	(71)
Reclassification to trading properties	353	-	-	(14)
Transfers	2	(2)	-	-
Reclassification of property, plant and equipment (ii)	254	1,705	(149)	173
Disposals	(179)	(392)	(179)	(41)
Balance incorporated by business combination	107	-	-	-
Deconsolidation (see Note 4.(l))	-	(4,489)	-	-
Capitalized finance costs	22	60	3	-
Net gain from fair value adjustment	6,507	16,286	1,692	3,310
Fair value at the end of the year	17,062	146,448	8,394	91,795

(i) Amortization charges of capitalized leasing costs were included in “Costs” in the Statements of Income (Note 26)

(ii) As of June 30, 2018 includes Ps. 323 corresponding to the difference between valuation at cost and fair value, which is allocated to a reserve within equity

The following is the balance by type of investment property of the Group as of June 30, 2018 and 2017:

	06.30.18	06.30.17
Leased out farmland	923	304
Rental properties	141,102	89,232
Undeveloped parcels of land	12,608	7,647
Properties under development	8,877	3,006
Total	163,510	100,189

Certain investment property assets of the Group have been mortgaged or restricted to secure some of the Group’s borrowings and other payables. Book amount of those properties amounts to Ps. 26,378, Ps. 40,719 as June 30, 2018 and 2017, respectively

The following amounts have been recognized in the Statements of Income:

	06.30.18	06.30.17	06.30.16
Rental and services income	10,824	8,710	5,435
Direct operating expenses	(3,053)	(2,895)	(2,396)
Development expenses	(1,748)	(1,420)	(151)
Net realized gain from fair value adjustment of investment property	227	128	908
Net unrealized gain from fair value adjustment of investment property	22,402	4,873	16,631

Valuation processes

The Group’s investment properties were valued at each reporting date by independent professionally qualified appraisers who hold a recognized relevant professional qualification and have experience in the locations and segments of the investment properties appraised. For all investment properties, their current use equates to the highest and best use.

Each business (or operations center, as appropriate) has a team, which reviews the appraisals performed by the independent appraisers (the “review team”). The review team: i) verifies all major and important assumptions relevant to the appraisal in the valuation report from the independent appraisers; ii) assesses property valuation movements compared to the valuation report from the prior period; and iii) holds discussions with the independent appraisers.

Changes in Level 2 and 3 fair values, if any, are analyzed at each reporting date during the valuation discussions between the review team and the independent appraisers. In the case of the Operations Center in Argentina, the Board of Directors ultimately approves the fair value calculation for recording into the Financial Statements. In the case of the Operations Center in Israel, the appraisals are examined by Israel Management and reported to the Financial Statements Committee.

Valuation techniques used for the estimation of fair value of the investment property

Agricultural business

For all leases of agricultural land with a total valuation of Ps. 923 and Ps. 304 for fiscal years ended on June 30, 2018 and 2017, respectively, the valuation was determined using comparable values. Sale prices of comparable properties are adjusted considering the specific aspects of each property, the most relevant premise being the price per hectare.

Urban properties and investments business

For Shopping Malls in the Operations Center in Argentina and for rental properties in the Operations Center in Israel, the valuation was determined using discounted cash flow (“DCF”) projections based on significant unobservable assumptions. The following are the key assumptions:

● Future rental cash inflows based on the location, type and quality of the properties and supported by the terms of the current lease contract, and considering the estimations of the variation in the Gross Domestic Product (GDP) and the estimated inflation rate given by external advisors.

● Given the prevailing inflationary context in Argentina and the volatility of certain macroeconomic variables, it is not possible to rely on a relevant long-term interest rate in pesos to discount the projected cash flows for the shopping centers of the Argentine Operations Center. As a result, we proceeded to dollarize the projected cash flows through the future ARS / USD exchange rate curve provided by an external consultant and discounted it with a long-term interest rate in dollars, the weighted average cost of capital ("WACC").

● Cash flows from future investments, expansions, or improvements in shopping malls were not considered.

● Estimated vacancy rates taking into account current and future market conditions once the current leases expire.

● The projected cash flows in dollars were discounted using the weighted average cost of capital (WACC) as the discount rate for each valuation date in the Operation Center in Argentina and for the Israel Operations Center, the discount rate used was one that reflects the specific risks of each property.

● Terminal value: it was determined on the basis of growth rate and the discount rate.

● The cash flows for the concessions were projected until the due date of the concession determined in the current agreement.

●,Real lease agreements, where payments differ from the proper rent, if any, are subject to adjustments to reflect the actual payments made during the term of the lease.

● Type of lessees that occupy the property, the future lessees that may occupy the property after leasing a vacant property, including a general creditworthiness assessment.

● The allocation of responsibilities between the Group and the lessee as regards maintenance and insurance of the property.

● The physical condition and remaining economic useful life of the property.

For offices and other rental properties in general in the Operations Center in Argentina, and undeveloped land in general, the valuation was determined using transactions of market comparables. These values are adjusted for differences in key attributes such as location, size of the property and quality of the interior design and for some undeveloped lands, the valuation methodology considered the lowest average incidence values in the area, applying urbanistic indicators identical to those in the area of influence. The most significant contribution to this market comparables’ approach is the price per square meter.

For property under development the valuation is based on the estimated fair value of the investment property after completing the construction, less the present value of the estimated construction costs expected to be incurred during completion of construction works, considering a capitalization rate adjusted for risks and relevant features of the property provided that it is considered reliable. In case the valuation is not considered reliable, it is based on costs incurred plus the fair value of the land at the end of each year.

It can sometimes be difficult to reliably determine the fair value of the property under development. In order to assess whether the fair value of the property under development can be determined reliably, Management considers the following factors, among others:

● The provisions of the construction contract.

● The stage of completion.

● Whether the project/property is standard (typical for the market) or non-standard.

● The level of reliability of cash inflows after completion.

● The development risk specific to the property.

● Past experience with similar constructions.

● Status of construction permits.

There were no changes to the valuation techniques during the fiscal years ended June 30, 2018 and 2017.

The following table presents information regarding the fair value measurements of investment properties using significant unobservable inputs (Level 3):

				Sensitivity (i)
				06.30.18		06.30.17
Description	Valuation technique	Parameters	Range fiscal year 2018	Increase	Decrease	Increase	Decrease
Rental properties in Israel - Offices (Level 3)	Discounted cash flows	Discount rate	7.00% a 9.00%	(1,556)	1,864	(1,040)	1,193
		Weighted average rental value per square meter (m2) per month, in NIS	NIS 63	3,037	(3,037)	1,772	(1,772)
Rental properties in Israel - Commercial use (Level 3)	Discounted cash flows	Discount rate	7.00% a 9.00%	(1,322)	1,457	(759)	853
		Weighted average rental value per square meter (m2) per month, in NIS	NIS 87	1,640	(1,640)	1,003	(1,003)

				Sensitivity (i)
				06.30.18		06.30.17
Description	Valuation technique	Parameters	Range fiscal year 2018	Increase	Decrease	Increase	Decrease
Rental properties in Israel - Industrial use (Level 3)	Discounted cash flows	Discount rate	7.75% a 9.00%	(477)	538	(316)	377
		Weighted average rental value per square meter (m2) per month, in NIS	NIS 31	996	(996)	599	(599)
Rental properties in USA - HSBC Building (Level 3)	Discounted cash flows	Discount rate	6.25%	(1,212)	1,269	(715)	765
		Weighted average rental value per square meter (m2) per month, in USD	USD 73	2,654	(2,654)	1,497	(1,497)
Rental properties in USA - Las Vegas project (Level 3)	Discounted cash flows	Discount rate	8.50%	(134)	141	(86)	91
		Weighted average rental value per square meter (m2) per month, in USD	USD 33	301	(301)	200	(200)
Shopping Malls in Argentina (Level 3)	Discounted cash flows	Discount rate	9.79%	(5,046)	6,796	(3,948)	5,445
		Growth rate	3.00%	3,104	(2,307	2,464	(1,794)
		Inflation	(*)	4,035	(3,643)	2,684	(2,425)
		Devaluation	(*)	(6,554)	9,831	(4,703)	7,054
Plot of land in Argentina (Level 3)	Comparable properties with incidence adjustment	Value per square meter (m2)	9,2	64	65	18	(52)
		% of incidence	3.00%	2,165	(2,167)	1,168	(1,202)
Properties under development in Israel (Level 3)	Estimated fair value of the investment property after completing the construction	Weighted average construction cost per square meter (m2) in NIS	5,787 NIS/m2	-	-	-	-
		Annual weighted average discount rate	7.00% a 9.00%	(377)	377	(437)	437

(*) For the next 5 years, an average AR$ / US$ exchange rate with an upward trend was considered, starting at Ps. 19.51 (corresponding to the year ended June 30, 2018) and arriving at Ps. 49.05. In the long term, a nominal devaluation rate of 5.6% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 25.0% (corresponding to the year ended June 30, 2018) and stabilizes at 8% after 10 years. These premises were determined at the closing date of the fiscal year.

(i) Considering an increase or decrease of: 100 points for the discount and growth rate in Argentina, 10% for the incidence and inflation, 20% for the devaluation, 50 points for the discount rate of Israel and USA, and 1% for the value of the m2.